Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative Financial Instruments	$ 2,165,032	$ 3,170,815
Other Financial Assets	10,093,626	14,860,200
Loans and Other Financing	526,434,119	488,144,152
Liabilities
Liabilities at fair value through profit or loss	0	1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	97,471,465	97,153,624
Lease liabilities	4,363,406	5,129,987
Subordinated Debt Securities	21,653,546	21,100,718
Liquidity risk [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	156,906,873	89,814,497
Derivative Financial Instruments	547,929	1,903,979
Repurchase Transactions	61,778,505	41,828,680
Other Financial Assets	10,966,439	11,221,494
Loans and Other Financing	629,551,478	606,152,859
Other Debt Securities	25,403,983	28,143,083
Financial Assets Pledged as Collateral	18,717,443	15,725,036
Investments in Equity Instruments	3,745,893	3,400,065
Liabilities
Deposits	684,290,760	547,933,344
Liabilities at fair value through profit or loss		1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	93,136,819	92,068,438
Lease liabilities	6,751,482	5,129,987
Financing Received from the Argentine Central Bank and Other Financial Institutions	15,773,442	34,034,158
Debt Securities	21,297,585	49,959,305
Subordinated Debt Securities	31,142,875	31,931,582
Liquidity risk [member] | Less than one month [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	152,729,877	88,378,198
Derivative Financial Instruments	547,929	1,903,979
Repurchase Transactions	61,778,505	41,828,680
Other Financial Assets	7,677,635	11,221,494
Loans and Other Financing	165,672,357	180,043,930
Other Debt Securities	25,403,983	28,143,083
Financial Assets Pledged as Collateral	18,717,443	15,725,036
Investments in Equity Instruments	3,745,893	3,400,065
Liabilities
Deposits	636,596,852	488,012,093
Liabilities at fair value through profit or loss		1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	93,004,399	92,068,438
Lease liabilities	154,855	83,613
Financing Received from the Argentine Central Bank and Other Financial Institutions	2,607,987	5,064,925
Debt Securities	736,438	4,721,798
Subordinated Debt Securities	855,858	827,691
Liquidity risk [member] | Later than one month and not later than six months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	564,114	1,197,484
Other Financial Assets	100,805
Loans and Other Financing	204,326,574	178,211,585
Liabilities
Deposits	45,007,577	56,841,558
Other Financial Liabilities	24,479
Lease liabilities	724,867	434,437
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,290,896	14,694,200
Debt Securities	6,156,557	24,857,077
Liquidity risk [member] | Later than six months and not later than twelve months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,180,660	19,642
Other Financial Assets	122,168
Loans and Other Financing	135,444,263	80,880,191
Liabilities
Deposits	2,563,927	2,974,312
Other Financial Liabilities	27,441
Lease liabilities	795,298	542,376
Financing Received from the Argentine Central Bank and Other Financial Institutions	6,137,695	5,828,763
Debt Securities	8,055,337	5,653,122
Subordinated Debt Securities	855,858	827,691
Liquidity risk [member] | Later than one year and not later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	432,222	212,016
Other Financial Assets	3,065,831
Loans and Other Financing	93,566,134	131,022,366
Liabilities
Deposits	122,377	105,337
Other Financial Liabilities	80,500
Lease liabilities	3,700,393	2,630,481
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,736,864	8,446,270
Debt Securities	6,349,253	13,796,603
Subordinated Debt Securities	7,559,716	7,279,079
Liquidity risk [member] | Later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss		7,157
Loans and Other Financing	30,542,150	35,994,787
Liabilities
Deposits	27	44
Lease liabilities	1,376,069	1,439,080
Debt Securities		930,705
Subordinated Debt Securities	$ 21,871,443	$ 22,997,121